Dividend Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue From Dividends [Abstract]
Schedule of revenue from dividends
(1)	Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Dividend income related to financial assets at FVTPL	120,158	284,683	136,136
Dividend income related to financial assets at FVTOCI	18,385	24,528	23,846

Total	138,543	309,211	159,982

Details of dividend income related to financial assets at fair value through other comprehensive income
(2)	Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Dividend income recognized from assets held:
Equity securities	18,385	24,528	23,846